Securities (Amortized Cost and Fair Value of Debt Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 2,518	$ 1,002
Due from one to five years, Amortized Cost	11,003	7,573
Amortized Cost	14,055	9,377
Due in one year or less, Fair Value	2,518	1,000
Due from one to five years, Fair Value	10,987	7,536
Available-for-sale Securities, Total	14,058	9,368
Mortgage-Backed Securities - Residential [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	345	463
Available-for-sale Securities, Total	357	481
Collateralized Mortgage Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	189	339
Available-for-sale Securities, Total	$ 196	$ 351